Shareholder Report	11 Months Ended	12 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust II
Entity Central Index Key		0001518042
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2024
C000245003
Shareholder Report [Line Items]
Fund Name	GGM Macro Alignment ETF
Trading Symbol	GGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GGM Macro Alignment ETF for the period of September 25, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regdocs.blugiant.com/ggm-macro-alignment-etf/. You can also request this information by contacting us at 1-800-966-9991.
Additional Information Phone Number	1-800-966-9991
Additional Information Website	https://regdocs.blugiant.com/ggm-macro-alignment-etf/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGM Macro Alignment ETF	$74	0.74%

Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (September 25, 2023)
GGM Macro Alignment ETF - NAV	15.46%
GGM Macro Alignment ETF - Market Price	15.62%
S&P 500® Index	32.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
AssetsNet	$ 21,534,573	$ 21,534,573	$ 21,534,573
Holdings Count | Holding	5	5	5
Advisory Fees Paid, Amount	$ 111,498
InvestmentCompanyPortfolioTurnover	354.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,534,573 Number of Portfolio Holdings5 Advisory Fee $111,498 Portfolio Turnover354%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Updated Prospectus Web Address	https://regdocs.blugiant.com/ggm-macro-alignment-etf/